Insurance (Obligations Under Funding Agreements - Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 48.9	$ 37.7	$ 35.1
Funding agreements repaid to certain SPEs	45.6	36.8	31.1
Outstanding funding agreements to certain SPEs	$ 33.9	$ 31.2